Investment Objectives and Goals	Aug. 08, 2025
T-REX 2X LONG CRCL DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG CRCL DAILY TARGET ETF